Financial Instruments by Category	12 Months Ended
Dec. 31, 2020
Financial Instruments by Category
Financial Instruments by Category

7       Financial Instruments by Category

The Business holds the following financial instruments:

	Fair Value Hierarchy	December 31, 2020	December 31, 2019
Assets - Amortized cost
Cash and cash equivalents	1	311,156	43,287
Marketable securities	1	491,102	-
Trade receivables	2	492,234	388,847
Other receivables	2	124	1,735
Related parties – other receivables	2	2,070	39,946
		1,296,686	473,815

Liabilities - Amortized cost
Bonds and financing	2	793,341	1,640,947
Lease liabilities	2	173,103	153,714
Reverse Factoring	2	110,513	94,930
Suppliers -related Parties	2	-	207,174
Accounts payable for business combination	2	48,055	10,941
Other liabilities - related parties	2	135,307	47,603
Loans from related parties	2	20,884	29,192
		1,281,203	2,184,501

The Company’s financial instruments as of December 31, 2020 and December 31, 2019 are recorded in the Consolidated Balance Sheets at amounts that are consistent with their fair values.

The fair value of financial assets and liabilities was determined based on available market information and appropriate valuation methodologies for each case. However, significant judgment is required to interpret market data and produce the most appropriate estimates of realizable values, Consequently, the estimates of fair value do not necessarily indicate the amounts that could be realized in the current market. The use of different market inputs and/or valuation methodologies could have a material impact on the estimated fair value.